Equity - Summary of Classes of Share Capital - Treasury Shares (Detail) - CAD ($) shares in Millions, $ in Millions		3 Months Ended
		Jan. 31, 2021	Jan. 31, 2020
Disclosure of classes of share capital [line items]
Balance as at beginning of year		$ 95,499
Balance as at end of period		$ 95,425
Treasury shares [member] | Common shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares		0.5	0.6
Purchase of shares, Number of shares		44.7	30.5
Sale of shares, Number of shares		(42.7)	(29.3)
Ending balance, Number of shares		2.5	1.8
Balance as at beginning of year	[1]	$ (37)	$ (41)
Purchase of shares, Amount	[1]	(3,145)	(2,276)
Sale of shares, Amount	[1]	3,011	2,186
Balance as at end of period	[1]	$ (171)	$ (131)
Treasury shares [member] | Preferred shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares		0.1	0.3
Purchase of shares, Number of shares		1.5	1.8
Sale of shares, Number of shares		(1.4)	(1.8)
Ending balance, Number of shares		0.2	0.3
Balance as at beginning of year	[1]	$ (4)	$ (6)
Purchase of shares, Amount	[1]	(34)	(38)
Sale of shares, Amount	[1]	34	37
Balance as at end of period	[1]	$ (4)	$ (7)

[1]	Certain comparative amounts have been reclassified to conform with the presentation adopted in the current period.